Guarantee liabilities and risk assurance liabilities - Summary of movement of risk assurance liabilities (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Balance at the beginning of the year	¥ 19,701,689	$ 3,091,625	¥ 1,254,361,399
Adjustment due to the adoption of ASC 326			1,093,382,647
Fair value of risk assurance liabilities upon the inception of new loans			8,854,513
Expected credit loss upon the inception of new loans			8,784,102
Recognized as guarantee income	(3,934,761)	(617,450)	(826,197,593)
Collections/ (Payouts)	132,825,675	20,843,247	(1,400,538,815)
Change in fair value of risk assurance liabilities	(148,592,603)	(23,317,422)	(118,944,564)
Balance at end of the year	0	$ 0	19,701,689
Contingent
Balance at the beginning of the year	15,766,928		433,083,558
Adjustment due to the adoption of ASC 326			1,093,382,647
Expected credit loss upon the inception of new loans			8,784,102
Collections/ (Payouts)	132,825,675		(1,400,538,815)
Change in fair value of risk assurance liabilities	(148,592,603)		(118,944,564)
Balance at end of the year			15,766,928
Non-contingent
Balance at the beginning of the year	3,934,761		821,277,841
Fair value of risk assurance liabilities upon the inception of new loans			8,854,513
Recognized as guarantee income	¥ (3,934,761)		(826,197,593)
Balance at end of the year			¥ 3,934,761